Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis ofcommitments [text block]	4.9	6.0
Property, plant and equipment	€ 518.6	€ 501.6	€ 493.9
Other provisions	29.8	36.5	37.4
Retained earnings	1,199.5	1,058.0
Profit (loss) before tax	277.9	253.6	321.0
Depreciation, right-of-use assets	€ 26.7	€ 27.6	€ 22.1
Impact on Earnings per share	€ 1.41	€ 1.13	€ 1.43
Loans and borrowings	€ 2,151.4	€ 2,113.7
Current	27.1	35.1
Provisions	2.7	1.4
Trade and other payables	829.6	770.3
Deferred hedging gains transferred to the carrying value of inventory	€ 9.4	€ 4.2	€ 55.2